NATURE OF OPERATIONS	12 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS

Ionix Technology, Inc. (the “Company” or “Ionix”), formerly known as Cambridge Projects Inc., is a Nevada corporation that was formed on March 11, 2011. By and through its wholly owned subsidiaries and an entity controlled through VIE agreements in China, the Company sells the high-end intelligent electronic equipment, which includes the furnace used in firing for lithium battery , the lithium battery packs,the portable power banks for electronic devices, LCM and LCD screens and provides IT and solution-oriented services in China.

New subsidiaries

On February 7, 2021, the Board of Directors of the Company approved and ratified the incorporation of Shijirun (Yixing) Technology Co., Ltd. (“Shijirun”), a limited liability company formed under the laws of the Peoples Republic of China (PRC) on February 7, 2021. Well Best International Investment Limited, a limited liability company formed under the laws of Hong Kong Special Administrative Region (“Well Best”), and a wholly owned subsidiary of the Company, is the sole shareholder of Shijirun. As a result, Shijirun is an indirect, wholly-owned subsidiary of the Company. Shijirun will head up the Company’s advance into the new energy industry focusing on developing and producing high-end intelligent new energy equipment from Yixing City, Jiangsu Province, China.

On March 30, 2021, the Board of Directors of Ionix Technology, Inc. approved and ratified the incorporation of Huixiang Energy Technology (Suzhou) Co., Ltd. (“Huixiang Energy”), a limited liability company formed under the laws of the Peoples Republic of China (PRC) on March 18, 2021. Well Best is the sole shareholder of Huixiang Energy. As a result, Huixiang Energy is an indirect, wholly-owned subsidiary of the Company. Huixiang Energy conducts research and development of next generation advanced battery technologies, manufacture and sales of relevant battery products, including the solid-state rechargeable lithium ion battery for next generation energy storage systems. Huixiang Energy also on the operation of battery packs, battery systems and electric vehicles sharing business with its own internet sharing platform relating to the electric vehicles (online EV hailing services) and its relevant batteries and battery systems. Huixiang Energy will operate in Suzhou City, Jiangsu Province, China.

Authorized share increase

On May 6, 2021, the Board of Directors and the holders of the majority of issued and outstanding voting securities of the Company approved an amendment (the “Amendment”) to our Articles of Incorporation to increase the authorized number of shares of common stock from 200,000,000 to 400,000,000 shares consisting of: (i) 395,000,000 shares of common stock, par value $0.0001 per share (“Common Stock”); and (ii) 5,000,000 shares of preferred stock par value $0.0001 per share (“Preferred Stock”) (the “Authorized Share Increase”) and related Certificate of Amendment to Articles of Incorporation. The approval was made in accordance with Sections 78.320 and 78.390 of the Nevada Revised Statues, which provide that a corporation’s articles may be amended by written consent of the stockholders representing at least a majority of the voting power. The Amendment was filed with the Nevada Secretary of State on June 7, 2021.

Acquisition

On December 27, 2018, the Company entered into a Share Purchase Agreement (the “Purchase Agreement”) with Jialin Liang and Xuemei Jiang, each of whom are shareholders (the “Shareholders”) of Changchun Fangguan Electronics Technology Co., Ltd. (“Fangguan Electronics”). Pursuant to the terms of the Purchase Agreement, the Shareholders, who together own 95.14% of the ownership rights in Fangguan Electronics, agreed to execute and deliver the Business Operation Agreement, the Equity Interest Pledge Agreement, the Equity Interest Purchase Agreement, the Exclusive Technical Support Service Agreement (the “Services Agreement”) and the Power of Attorney, all together dated December 27, 2018 are referred to the “VIE Agreements”, to the Company in exchange for the issuance of an aggregate of 15,000,000 shares of the Company’s common stock, par value $.0001 per share, thereby causing Fangguan Electronics to become the Company’s variable interest entity. Together with VIE agreements, the Shareholders also agreed to convert shareholder loan of RMB 30 million (approximately $4.4 million) to capital and make cash contribution of RMB 9.7 million (approximately $1.4 million) to capital. The entirety of the transaction will hereafter be referred to as the “Transaction”. As a result of the Transaction, the Company is able to exert effective control over Fangguan Electronics and receive 100% of the net profits or net losses derived from the business operations of Fangguan Electronics. Fangguan Electronics manufactures and sells Liquid Crystal Module (" LCM") and LCD screens in China based in Changchun City, Jilin Province, People’s Republic of China. (See Note 4).

The Transaction was accounted for as a business combination using the acquisition method of accounting. The assets, liabilities and the operations of Fangguan Electronics subsequent to the Transaction date were included in the Company’s consolidated financial statements.